Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Basis of Presentation

  Basis of Presentation

        The Company's consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") as codified in the Financial Accounting Standards Board's ("FASB") Accounting Standards Codification (the "Codification"). All significant intercompany accounts and transactions have been eliminated.

Reclassification of Previously Presented Balances

Reclassification of Previously Presented Balances

        Certain prior period amounts have been reclassified to conform to the current presentation. Specifically:

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  Interest expense is included withInterest income as a new caption ofNet interest expense to better reflect our results due to growth in the Company's portfolio of interest-earning assets. Previously,Interest expense was included withinTotal expenses. This reclassification results in the presentation ofNet interest expense.

        Following is a summary of the reclassifications:

	As reported		As previously reported		Reclassification
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2012	2011	2012	2011	2012	2011
	(in thousands)
Net interest expense:
Interest income	$6,354	$1,532	$6,354	$1,532	$—	$—
Interest expense	7,879	1,875	—	—	7,879	1,875

	$(1,525)	$(343)	$6,354	$1,532	$7,879	$1,875

        These reclassifications did not change previously reported income before provision for income taxes, provision for taxes, net income, reported consolidated balance sheet amounts including stockholders' equity, or consolidated cash flows.

Principles of Consolidation

  Principles of Consolidation

        The consolidated financial statements include the accounts of PennyMac and all of its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated.

Use of Estimates

  Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results will likely differ from those estimates.

Fair Value

  Fair Value

        The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. These levels are:

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  Level 1—Quoted prices in active markets for identical assets or liabilities.

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  Level 2—Prices determined or determinable using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and other inputs.

  •
  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset or liability at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Company's own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

        While management believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the financial statements.

        Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at market discount rates that are intended to reflect the lack of liquidity in the market.

Short-Term Investments

  Short-Term Investments

        Short-term investments, which represent investments in money market accounts with a depository institution, are carried at fair value. Changes in fair value are recognized in current period income. The Company classifies its short-term investments as "Level 1" fair value financial statement items.

Mortgage Loans Held for Sale at Fair Value

  Mortgage Loans Held for Sale at Fair Value

        Management has elected to account for mortgage loans held for sale at fair value, with changes in fair value recognized in current period income, to more timely reflect the Company's performance. All changes in fair value, including changes arising from the passage of time, are recognized as a component of Net gains on mortgage loans held for sale at fair value. The Company classifies most of the mortgage loans held for sale at fair value as "Level 2" fair value financial statement items. Certain of the Company's mortgage loans held for sale may not be readily saleable due to identified defects or delinquency. Such loans are classified as "Level 3" financial statement items.

  Sale Recognition

        The Company recognizes transfers of mortgage loans as sales when it surrenders control over the mortgage loans. Control over transferred assets is deemed to be surrendered when (i) the assets have been isolated from the Company, (ii) the transferee has the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (iii) the Company does not maintain effective control over the transferred assets through either (a) an agreement that entitles and obligates the Company to repurchase or redeem them before their maturity or (b) the ability to unilaterally cause the holder to return specific assets.

Interest Income Recognition

  Interest Income Recognition

        Interest income on mortgage loans held for sale at fair value is recognized over the life of the loans using their contractual interest rates. Income recognition is suspended for loans when they become 90 days delinquent, or when, in management's opinion, a full recovery of interest and principal becomes doubtful. Income recognition is resumed when the loan becomes contractually current.

Servicing Advances

  Servicing Advances

        Servicing advances represent advances made on behalf of borrowers and the loans' investors to fund delinquent balances for property tax and insurance premiums and out of pocket costs (e.g., preservation and restoration of mortgaged or real estate owned property, legal fees, appraisals and insurance premiums). Servicing advances are made in accordance with the Company's servicing agreements and are deemed recoverable at the time of liquidation. These advances are periodically reviewed for collectability. Uncollectible amounts are written off when they are deemed uncollectible.

Derivative Financial Instruments

  Derivative Financial Instruments

        The Company is exposed to price risk relative to its mortgage loans held for sale as well as to the commitments it makes to loan applicants to originate or to PMT to acquire loans at specified interest rates ("interest rate lock commitments" or "IRLCs"). The Company bears price risk from the time a commitment to originate a loan is made to a borrower or to purchase a loan from PMT, to the time the mortgage loan is sold. During this period, the Company is exposed to losses if mortgage interest rates rise, because the value of the purchase commitment or mortgage loan held for sale decreases. The Company also is exposed to risk relative to the fair value of its mortgage servicing rights ("MSRs"). The Company is exposed to loss in value of its MSRs when interest rates decrease.

        IRLCs are accounted for as derivative financial instruments. The Company manages the risk created by IRLCs relating to mortgage loans held for sale by entering into forward sale agreements to sell the mortgage loans and by the purchase and sale of mortgage-backed securities ("MBS") options and futures. Such agreements are also accounted for as derivative financial instruments. From time to time, these instruments are also used to manage the risk created by changes in prepayment speeds on certain of the MSRs the Company holds. The Company classifies its IRLCs as "Level 3" financial statement items and the derivative financial instruments it acquires to manage the risks created by IRLCs and mortgage loans held for sale as "Level 2" fair value financial statement items. The Company does not use derivative financial instruments for purposes other than in support of its risk management activities.

        MSRs are generally subject to loss in value when market mortgage interest rates decrease. Decreasing market mortgage interest rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing their value. Reductions in the value of these assets affect income primarily through change in fair value and impairment charges. For MSRs backed by mortgage loans with historically low interest rates, factors other than interest rates (such as housing price changes) take on increasing influence on prepayment behavior of mortgage loans underlying MSRs.

        The Company accounts for its derivative financial instruments as free-standing derivatives. The Company does not designate its derivative financial instruments for hedge accounting. All derivative financial instruments are recognized on the consolidated balance sheet at fair value with changes in the fair values being reported in current period income. Changes in fair value of derivatives hedging IRLCs and mortgage loans held for sale at fair value are included in Net gains on mortgage loans held for sale at fair value in the Company's consolidated statements of income. For derivatives hedging MSRs, changes in fair value are included in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the Company's consolidated statements of income.

        When the Company has multiple derivative instruments with the same counterparty under a master netting arrangement, it offsets the amounts recorded as assets and liabilities and amounts recognized for the right to reclaim cash collateral it has deposited with the counterparty or the obligation to return cash collateral it has collected from the counterparty arising from that master netting arrangement. Such offset amounts are presented as either a net asset or liability by counterparty on the Company's consolidated balance sheets.

Carried Interest Due from Investment Funds

  Carried Interest Due from Investment Funds

        The Company has a general partnership interest or other Carried Interest arrangement with the Investment Funds, and earns Carried Interest thereunder. Carried Interest, in general terms, is the share of any profits that the general partners receive as compensation. The Company determines the amount of Carried Interest to be recorded each period based on the cash flows that would be produced assuming termination of the Investment Funds agreements at period end. The allocation of profits between the Investment Funds and the Company is described under the Significant Accounting Policies caption Management Fees and Carried Interest, following.

Investment in PennyMac Mortgage Investment Trust at Fair Value

  Investment in PennyMac Mortgage Investment Trust at Fair Value

        Common shares of beneficial interest in PMT are carried at their fair value with changes in fair value recognized in current period income. Fair value for purposes of the Company's holdings in PMT is based on the published closing price of the shares as of period end. The Company classifies its investment in common shares of PMT as a "Level 1" fair value financial statement item.

Mortgage Servicing Rights

  Mortgage Servicing Rights

        MSRs arise from contractual agreements between the Company and investors (or their agents) in mortgage securities and mortgage loans. Under these contracts, the Company performs loan servicing functions in exchange for fees and other remuneration. The servicing functions typically performed include, among other responsibilities, collecting and remitting loan payments; responding to borrower inquiries; accounting for principal and interest; holding custodial (impound) funds for payment of property taxes and insurance premiums; counseling delinquent mortgagors; supervising the acquisition of real estate in settlement of loans and property disposition. Real estate acquired in settlement of loans ("REO") represents real estate that collateralized the mortgage loans before the properties were acquired in settlement of loans.

        The value of MSRs is derived from the net positive cash flows associated with the servicing contracts. The Company receives a servicing fee ranging generally from 0.19% to 0.57% annually on the remaining outstanding principal balances of the mortgage loans subject to the servicing contracts. The servicing fees are collected from the monthly payments made by the mortgagors. The Company is contractually entitled to receive other remuneration including rights to various mortgagor-contracted fees such as late charges, collateral reconveyance charges and loan prepayment penalties, and the Company is generally entitled to retain the interest earned on funds held pending remittance related to its collection of mortgagor payments. The Company also generally has the right to solicit the mortgagors for other products and services as well as for new mortgages for those considering refinancing or purchasing a new home.

        The Company recognizes MSRs initially at their estimated fair value, either as proceeds from sales of mortgage loans where the Company assumes the obligation to service the loan in the sale transaction, or from the purchase of MSRs. The Company's MSRs generally relate to either pools of distressed loans ("Distressed MSRs"), or pools of loans that were originated to borrowers with prime credit characteristics or are backed by government insurance. Accordingly, the assumptions used in the valuation are differentiated based on the higher expectation of the delinquency migration of the MSRs backed by distressed loans and significantly higher expected cost to service and advance payments for MSRs backed by the distressed loans.

        The Company's subsequent accounting for MSRs is based on the class of MSRs. The Company has identified three classes of MSRs: originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5%; MSRs backed by mortgage loans with initial interest rates of more than 4.5%; and purchased MSRs acquired in transactions financed in part through the financing of the right to receive excess servicing spread ("ESS") cash flows. Originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5% are accounted for using the amortization method. MSRs backed by loans with initial interest rates of more than 4.5% are accounted for at fair value with changes in fair value recorded in current period income. The Company distinguishes between these classes of MSRs due to the differing factors that can cause changes in prepayment speeds of the underlying loans, which in turn cause changes in the fair value of the MSRs. MSRs purchased for which a financing in the form of ESS cash flows has been recorded are accounted for at fair value. The ESS financing at fair value is also accounted for at fair value to align the accounting for the MSR with the related liability.

        The fair value of MSRs is difficult to determine because MSRs are not actively traded in observable stand-alone markets. Considerable judgment is required to estimate the fair values of MSRs and the exercise of such judgment can significantly affect the Company's income. Therefore, the Company classifies its MSRs as "Level 3" fair value financial statement items.

        The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows. The inputs used in the Company's discounted cash flow model are based on market factors which management believes are consistent with assumptions and data used by market participants valuing similar MSRs.

        The key inputs used in the valuation of MSRs include mortgage prepayment speeds, cost to service the loans and discount rates. These inputs can, and generally do, change from period to period as market conditions change.

        MSRs are generally subject to loss in value when mortgage rates decline. Declining mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing their value. Reductions in the value of these assets affect earnings primarily through change in fair value and impairment charges. For MSRs backed by mortgage loans with historically low interest rates, factors other than interest rates (such as housing price changes) take on increasing influence on prepayment behavior of the underlying mortgage loans.

  MSRs Accounted for Using the Amortization Method

        The Company amortizes MSRs that are accounted for using the amortization method. MSR amortization is determined by applying the ratio of the net MSR cash flows projected for the current period to the estimated total remaining projected net MSR cash flows. The estimated total net MSR cash flows are determined at the beginning of each month using prepayment assumptions applicable at that time.

        MSRs accounted for using the amortization method are periodically evaluated for impairment. Impairment occurs when the current fair value of the MSRs decreases below the asset's carrying value (carrying value is the MSR's amortized cost reduced by any related valuation allowance). If MSRs are impaired, the impairment is recognized in current-period income and the carrying value of the MSRs is adjusted through a valuation allowance. If the value of impaired MSRs subsequently increases, the increase in value is recognized in current-period income. When an increase in value of MSR is recognized, the valuation allowance is adjusted to increase the carrying value of the MSRs only to the extent of the valuation allowance.

        For impairment evaluation purposes, the Company stratifies its MSRs by predominant risk characteristic when evaluating for impairment. For purposes of performing its MSR impairment evaluation, the Company stratifies its servicing portfolio on the basis of certain risk characteristics including loan type (fixed-rate or adjustable-rate) and note rate. Fixed-rate loans are stratified into note rate pools of 50 basis points for note rates between 3.0% and 4.5% and a single pool for note rates below 3%. If the fair value of MSRs in any of the note rate pools is below the carrying value of the MSRs for that pool, impairment is recognized to the extent of the difference between the estimated fair value and the carrying value, including the existing valuation allowance for that pool.

        Management periodically reviews the various impairment strata to determine whether the value of the impaired MSRs in a given stratum is likely to recover. When management deems recovery of the value to be unlikely in the foreseeable future, a write-down of the cost of the MSRs for that stratum to its estimated recoverable value is charged to the valuation allowance.

        Both amortization and changes in the amount of the MSR valuation allowance are recorded in current period income in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the consolidated statements of income.

  MSRs Accounted for at Fair Value

        Changes in fair value of MSRs accounted for at fair value are recognized in current period income in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the consolidated statements of income.

Furniture, Fixtures, Equipment and Building Improvements

  Furniture, Fixtures, Equipment and Building Improvements

        Furniture, fixtures, equipment and building improvements are stated at historical cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the various classes of assets, which range from five to seven years for furniture and equipment and the lesser of the asset's estimated useful life or the remaining lease term for fixtures and building improvements.

Capitalized Software

  Capitalized Software

        The Company capitalizes certain consulting, payroll, and payroll-related costs related to computer software for internal use, and subsequently amortizes such costs over a period of five years using the straight-line method.

        The Company also periodically assesses long-lived assets including capitalized software for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. If management identifies an indicator of impairment, it assesses recoverability by comparing the carrying amount of the asset to the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset. An impairment loss is recognized when the carrying amount is not recoverable and is measured as the excess of carrying value over fair value. No such impairment was recorded during the three years ended December 31, 2013.

Restricted Cash

  Restricted Cash

        Restricted cash represents deposits that serve as collateral for various agreements the Company has entered into, such as derivative margin account agreements. Restricted cash is included in Other assets in the Company's consolidated balance sheets. Management classifies restricted cash as a "Level 1" fair value financial statement item.

Mortgage Loans Sold Under Agreements to Repurchase

  Mortgage Loans Sold Under Agreements to Repurchase

        The carrying value of mortgage loans sold under agreements to repurchase is based on the accrued cost of the agreements. The costs of creating the facilities underlying the agreements are recognized as deferred charges in Other assets and amortized to Interest expense over the term of the borrowing facility.

Excess Servicing Spread Financing at Fair Value

  Excess Servicing Spread Financing at Fair Value

        In conjunction with the Company's acquisition of certain MSRs on pools of Agency-backed residential mortgage loans, the Company has entered into sale and assignment agreements which are treated as financings and are carried at estimated fair value with changes in fair value recognized in current period income. Under these agreements, the Company sold to PMT the right to receive ESS cash flows of certain MSRs. Management classifies ESS at fair value as a "Level 3" fair value financial statement item.

Loans Eligible for Repurchase

  Loans Eligible for Repurchase

        The terms of the Ginnie Mae MBS program allow, but do not require, the Company to repurchase mortgage loans when the borrower has made no payments for three consecutive months. As a result of this right, the Company records the mortgage loans in Loans eligible for repurchase and records a corresponding liability in Liability for loans eligible for repurchase on its balance sheet.

Liability for Losses Under Representations and Warranties

  Liability for Losses Under Representations and Warranties

        The Company's agreements with the Agencies include representations and warranties related to the loans the Company sells to the Agencies. The representations and warranties require adherence to Agency origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local law.

        In the event of a breach of its representations and warranties, the Company may be required to either repurchase the mortgage loans with the identified defects or indemnify the Agency, or may become ineligible to receive any of the benefits provided by the insurer with respect to such mortgage loans. In such cases, the Company bears any subsequent credit loss on the mortgage loans. The Company's credit loss may be reduced by any recourse it has to correspondent lenders that, in turn, had sold such mortgage loans to the Company and breached similar or other representations and warranties. In such event, the Company has the right to seek a recovery of related repurchase losses from that correspondent lender.

        The Company includes a provision for losses relating to the representations and warranties it makes as part of its loan sale transactions. The method used to estimate the liability for representations and warranties is a function of the representations and warranties given and considers a combination of factors, including, but not limited to, estimated future defaults and loan repurchase rates, the potential severity of loss in the event of default and the probability of reimbursement by the correspondent loan seller. The Company establishes a liability at the time loans are sold and periodically updates its liability estimate. The liability estimate is reviewed and approved by the Company's management credit committee.

        The level of the liability for representations and warranties is difficult to estimate and requires considerable management judgment. The level of mortgage loan repurchase losses is dependent on economic factors, investor demand strategies, and other external conditions that may change over the lives of the underlying loans, The Company's representations and warranties are generally not subject to stated limits of exposure. However, management believes that the current unpaid principal balance ("UPB") of loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties. Management believes the amount and range of reasonably possible losses in relation to the recorded liability is not material to the Company's financial condition or results of operations.

Loan Servicing Fees

  Loan Servicing Fees

        Loan servicing fees and other remuneration are received by the Company for servicing residential mortgage loans. Loan servicing fees are recorded net of Agency guarantee fees paid by the Company. Loan servicing fees are recognized as earned over the life of the loans in the servicing portfolio.

Stock-Based Compensation

  Stock-Based Compensation

        The Company's 2013 Equity Incentive Plan provides for awards of nonstatutory and incentive stock options ("Stock Options"), time-based restricted stock units, performance-based restricted stock units, stock appreciation rights, performance units and stock grants. The Company estimates the value of the Stock Options, time-based restricted stock units and performance-based restricted stock units awarded with reference to the value of its underlying common stock on the date of the award.

        Compensation costs are fixed, except for performance-based restricted stock units, at the estimated fair value as of the award date as all grantees are employees of PennyMac or directors of the Company. The Company amortizes the cost of time-based restricted stock unit awards to compensation expense over the vesting period using the graded vesting method. The Company amortizes performance-based restricted stock unit awards on the straight-line basis over the vesting period. Expense relating to awards is included in Compensation in the consolidated statements of income.

Income Taxes

  Income Taxes

        As a result of the PennyMac recapitalization and reorganization, the Company expects to benefit from amortization and other tax deductions due to an increase in tax basis from the exchange of PennyMac Class A units. Those deductions will be allocated to the Company and will be taken into account in reporting the Company's taxable income. The Company has entered into an agreement with the unitholders of PennyMac that will provide for the additional payment by the Company to exchanging unitholders of PennyMac equal to 85% of the amount of cash savings, if any, in U.S. federal, state and local income tax that PFSI realizes due to (i) increases in tax basis resulting from exchanges of the then-existing unitholders and (ii) certain other tax benefits related to PFSI entering into the tax receivable agreement, including tax benefits attributable to payments under the tax receivable agreement.

        The Company is subject to federal and state income taxes. Income taxes are provided using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

        The effect on deferred taxes of a change in tax rates is recognized in income in the period in which the change occurs. A valuation allowance is established if, in management's judgment, it is not more likely than not that a deferred tax asset will be realized.

        The Company recognizes tax benefits relating to its tax positions only if, in the opinion of management, it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard is recognized as the largest amount that is greater than 50% likely to be realized upon ultimate settlement with the appropriate taxing authority. The Company will classify any penalties and interest as a component of provision for income taxes.

Variable Interest Held in Unconsolidated Variable Interest Entities

  Variable Interest Held in Unconsolidated Variable Interest Entities

        PMOFA is a general partner in the Master Fund. The Master Fund wholly owns PennyMac Mortgage Co. Funding, LLC ("Funding, LLC"), PennyMac Mortgage Co. Funding II, LLC ("Funding II, LLC), and PennyMac Mortgage Co, LLC ("Mortgage Co"). Funding, LLC and Funding II, LLC are each the majority interest holder in PennyMac Loan Trust 2010-NPL1, PennyMac Loan Trust 2011-NPL1 and PennyMac REO 2011-NPL1 (the "Trusts"), which in the case of the first entity holds the mortgage loans for Funding LLC and in the case of the latter two entities hold the mortgage loans for Funding II, LLC.

        PLS provides loan servicing to the Trusts as well as to Mortgage Co. The related party group constituting the Company and its affiliates (including PMOFA) has an equity interest in the Master Fund, the ultimate Parent of the Trusts, Mortgage Co, Funding, LLC and Funding II, LLC. The direct equity holders in the Trusts, Mortgage Co, Funding, LLC and Funding II, LLC, however, do not have power to direct operations of the respective entities and as such, both the Trusts and Mortgage Co are considered to be variable interest entities ("VIEs") as defined in the Consolidations topic of the Codification.

        The Company is not the primary beneficiary in these VIEs, given it does not represent the enterprise within the related party group that is most closely associated with these VIEs and, as such, the Company does not consolidate these VIEs. Exposure of loss to the related party group from the unconsolidated VIEs is limited to the contributed capital of the related party group in the Master Fund totaling $1,436,000 which represents the general partnership interest held by PMOFA in the Master Fund.

Recent Accounting Pronouncements

  Recent Accounting Pronouncements

        In December 2011, the FASB issued an Accounting Standards Update ("ASU"), ASU 2011-11, to the Balance Sheet topic of the Codification. The amendments in this ASU affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with the Offsetting Presentation section of the Balance Sheet topic or the Presentation section of the Derivatives and Hedging topic of the Codification or (2) subject an enforceable master netting arrangement or similar agreement.

        The amendments in this ASU require the Company to disclose information about offsetting and related arrangement to enable users of financial statements to understand the effect of netting to an entity's financial position.

        In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements established by ASU 2011-11. The ASU clarifies that the scope applied to derivatives accounted for in accordance with the Derivatives and Hedging topic of the Codification, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with the Offsetting Presentation section of the Balance Sheet topic or the Presentation section of the Derivatives and Hedging topic or subject to an enforceable master netting arrangement or similar agreement.

        The ASU amendment and the subsequent clarification of the amendment are effective for periods beginning on or after January 1, 2013, and must be shown for all periods shown on the balance sheet. The adoption of these ASU amendments did not have a material effect on the Company's financial condition or results of operations.

        In January 2014, the FASB issued ASU 2014-04, Troubled Debt Restructurings by Creditors to the Receivables topic of the Codification, which clarifies when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized.

        ASU 2014-04 specifies that a creditor is considered to have received physical possession (resulting from an in substance repossession or foreclosure) of residential real estate property collateralizing a consumer mortgage loan only upon the occurrence of either of the following:

  a.
  The creditor obtains legal title to the residential real estate property upon completion of a foreclosure. A creditor may obtain legal title to the residential real estate property even if the borrower has redemption rights that provide the borrower with a legal right for a period of time after a foreclosure to reclaim the real estate property by paying certain amounts specified by law.

  b.
  The borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The deed in lieu of foreclosure or similar legal agreement is completed when agreed-upon terms and conditions have been satisfied by both the borrower and the creditor.

        ASU 2014-04 also requires the disclosure of the carrying value of REO and its recorded investment in consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process according to local requirements of the applicable jurisdiction. ASU 2014-04 is effective for the Company for annual and interim periods within those annual periods, beginning after December 15, 2014.

        An entity can elect to adopt the amendments in this Update using either a modified retrospective transition method or a prospective transition method. Under the modified retrospective transition method, an entity would apply the amendments in ASU 2014-04 by means of a cumulative-effect adjustment to residential consumer mortgage loans and foreclosed residential real estate properties existing as of the beginning of the annual period for which the amendments are effective. The adoption of ASU-2014-04 is not expected to be material to the financial statements of the Company.